Financial Instruments - Summary of Contingent Consideration and Other Financial Liabilities (Detail) - Contingent consideration [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Opening balance Contingent consideration at 1 January	€ 14,679	€ 15,526
Fair value adjustment	(14,679)	(847)
Closing balance Contingent consideration at 31 December	€ 0	€ 14,679